Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 42,888	$ 166,245	$ 34,242	$ 122,716
Receivables	30,795	37,722	28,585	35,414
Inventories	40,303	29,719	37,938	26,276
Prepaid advertising	25,590	3,031	20,046
Other current assets	39,998	13,297	30,469	11,270
Other current assets	14,408	10,266	10,423
Total current assets	153,984	246,983	131,234	195,676
Property and Equipment:
Land	269,253	271,021	266,433	265,961
Land improvements	423,425	421,593	403,830	402,013
Buildings	694,029	693,899	664,936	663,982
Rides and equipment	1,751,051	1,740,653	1,649,934	1,643,770
Construction in progress	94,602	72,847	97,920	58,299
Total property and equipment, gross	3,232,360	3,200,013	3,083,053	3,034,025
Less accumulated depreciation	(1,611,261)	(1,614,241)	(1,494,405)	(1,494,805)
Total property and equipment, net	1,621,099	1,585,772	1,588,648	1,539,220
Goodwill	182,291	183,830	179,899	179,660
Other Intangibles, net	37,710	38,064	37,724	37,837
Other Assets	9,507	9,510	20,774	20,788
Total Assets	2,004,591	2,064,159	1,958,279	1,973,181
Current Liabilities:
Current maturities of long-term debt	0	0	4,350	2,775
Accounts payable	39,812	24,621	44,715	20,851
Deferred revenue	124,513	86,131	116,132	82,765
Accrued interest	21,119	8,124	11,013	9,986
Accrued taxes	10,176	43,975	8,536	58,958
Accrued salaries, wages and benefits	14,513	18,740	14,427	30,358
Self-insurance reserves	24,811	25,107	25,833	27,063
Other accrued liabilities	18,236	18,796	11,619	9,927
Total current liabilities	253,180	225,494	236,625	242,683
Deferred Tax Liability	87,459	74,798	122,007	104,885
Derivative Liability	2,730	8,722	15,658	17,721
Other Liabilities	11,403	11,684	12,923	13,162
Long-Term Debt:
Revolving credit loans	40,000	0	85,000
Term debt	723,525	723,788	593,197	594,228
Notes	937,257	936,727	940,421	939,983
Total long-term debt	1,700,782	1,660,515	1,618,618	1,534,211
Commitments and Contingencies (Note 10)
Partners' Equity:
Special L.P. interests	5,290	5,290	5,290	5,290
General partner	(1)	0	(1)	0
Limited partners	(58,550)	81,589	(57,116)	52,288
Accumulated other comprehensive income (loss)	2,298	(3,933)	4,275	2,941
Total partners' equity	(50,963)	82,946	(47,552)	60,519
Total Liabilities and Partners' Equity	$ 2,004,591	$ 2,064,159	$ 1,958,279	$ 1,973,181